Marketable Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012 Maximum	Apr. 30, 2012 Investment in Kemrock convertible debt	Apr. 30, 2012 Investment in Kemrock convertible debt Maximum	Apr. 30, 2012 Investment in Kemrock convertible debt Minimum
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, current	$ 106.5	$ 113.8
Available-for-sale securities, long-term	22.7	35.8
Investment in affiliate				22.7
Investment in affiliate, interest rate				5.50%
Debt securities, conversion date					Jun. 12, 2017	Jun. 04, 2012
Gross gains realized on sales of investments	4.1	13.3
Gross losses realized on sales of investments	5.0	3.6
Losses recognized for securities deemed to have other-than-temporary impairments	$ 1.6	$ 0.7
Investments with unrealized loss, percentage of fair values less than original cost			15.00%